Shareholder Report, Holdings (Details) - C000237396 [Member]	Apr. 30, 2025
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)